Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of December 31, 2023	As of December 31, 2022

Customer relationships	$-	$650,102
Less: Accumulated amortization	-	(477,584)
Less: Impairment	-	(167,787)
Exchange rate effect	-	(4,731)
Total intangible assets, net	$-	$-